Consolidated Statement of the Changes in Equity - USD ($) $ in Millions	Total		Share capital	Share premium	Additional Tier 1 capital (AT1)	Retained earnings	Own Shares	Other reserves
Equity at beginning of period at Dec. 31, 2021	$ 477.7		$ 0.1	$ 134.3	$ 0.0	$ 346.6	$ 0.0	$ (3.3)
Profit after tax for the period	98.2				6.6	91.6
Gain/(loss) on cash flow hedge reserve	2.7							2.7
Deferred tax on cash flow hedge reserve	(0.5)							(0.5)
Change in fair value of financial liabilities designated at FVTPL due to own credit risk	(4.0)							(4.0)
Deferred tax on change in fair value of financial liabilities designated at FVTPL due to own credit risk	1.2							1.2
Fair value gain/(loss) on investments in equity instruments designated as at FVTOCI	(0.6)							(0.6)
Deferred tax on revaluation of investments	0.3							0.3
Currency translation adjustments	0.0
Total comprehensive income	97.3				6.6	91.6		(0.9)
Additional (AT1) capital	97.6				97.6
AT1 dividends paid	(6.6)				(6.6)
Repurchase of own shares	(7.9)						(7.9)
Share-based payments	17.8					17.8
Other movements	1.8					(0.7)		2.5
Equity at end of period at Dec. 31, 2022	677.7		0.1	134.3	97.6	455.3	(7.9)	(1.7)
Profit after tax for the period	141.3				13.3	128.0
Gain/(loss) on cash flow hedge reserve	1.2							1.2
Deferred tax on cash flow hedge reserve	(0.3)							(0.3)
Change in fair value of financial liabilities designated at FVTPL due to own credit risk	(6.4)							(6.4)
Deferred tax on change in fair value of financial liabilities designated at FVTPL due to own credit risk	1.7							1.7
Fair value gain/(loss) on investments in equity instruments designated as at FVTOCI	0.0
Deferred tax on revaluation of investments	(0.3)							(0.3)
Currency translation adjustments	1.8							1.8
Total comprehensive income	139.0				13.3	128.0		(2.3)
AT1 dividends paid	(13.3)				(13.3)
Ordinary dividends paid	(45.0)					(45.0)
Repurchase of own shares	(3.1)						(3.1)
Share-based payments	20.3					20.3
Deferred tax on share based payments	2.4							2.4
Share settlement (share-based payments)	0.0					(1.2)	1.2
Other movements	(2.1)					(2.1)
Equity at end of period at Dec. 31, 2023	775.9	[1]	0.1	134.3	97.6	555.3	(9.8)	(1.6)
Profit after tax for the period	218.0				13.3	204.7
Gain/(loss) on cash flow hedge reserve	(29.7)							(29.7)
Deferred tax on cash flow hedge reserve	7.9							7.9
Change in fair value of financial liabilities designated at FVTPL due to own credit risk	(15.9)							(15.9)
Deferred tax on change in fair value of financial liabilities designated at FVTPL due to own credit risk	4.0							4.0
Fair value gain/(loss) on investments in equity instruments designated as at FVTOCI	3.4							3.4
Deferred tax on revaluation of investments	(0.9)							(0.9)
Currency translation adjustments	(3.3)							(3.3)
Total comprehensive income	183.5				13.3	204.7		(34.5)
AT1 dividends paid	(13.3)				(13.3)
Ordinary dividends paid	(63.8)					(63.8)
Share premium	68.3			68.3
Repurchase of own shares	(19.8)						(19.8)
Fair value of the cash settlement option on the growth shares	2.3					2.3
Share-based payments	29.6					29.6
Deferred tax on share based payments	12.8							12.8
Current tax on share based payments	0.9							0.9
Share settlement (share-based payments)	0.0					(6.4)	6.4
Other movements	0.5					0.7		(0.2)
Equity at end of period at Dec. 31, 2024	$ 976.9		$ 0.1	$ 202.6	$ 97.6	$ 722.4	$ (23.2)	$ (22.6)

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information